FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowing costs [abstract]
Interest expense	$ 8.1	$ 2.7
Credit facility fees	4.9	4.9
Accretion expense	0.7	1.2
Other	0.7	0.0
Finance costs	14.4	8.8
Interest paid	$ 30.5	$ 28.4